As filed with the Securities and Exchange Commission on March 11, 2020

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 365	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 366	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the A Class, C Class, Y Class, R6 Class, Advisor Class, R5 Class and Investor Class of the American Beacon International Equity, American Beacon Large Cap Value Fund, American Beacon Mid-Cap Value Fund, and American Beacon Small Cap Value Fund and the A Class, C Class, Y Class, Advisor Class, R5 Class, and Investor Class for the American Beacon Balanced Fund, the Y Class, R6 Class, R5 Class and Investor Class of the American Beacon Garcia Hamilton Quality Bond Fund, and the Y Class, R5 Class and Investor Class of the American Beacon Tocqueville International Value Fund, each of which, was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 364 to the Registrant’s registration statement on February 28, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 365 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on March 11, 2020.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 365 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	March 11, 2020
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer and Principal Accounting Officer)	March 11, 2020
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	March 11, 2020
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	March 11, 2020
Joseph B. Armes

Gerard J. Arpey*	Trustee	March 11, 2020
Gerard J. Arpey

Brenda A. Cline*	Chair and Trustee	March 11, 2020
Brenda A. Cline

Eugene J. Duffy*	Trustee	March 11, 2020
Eugene J. Duffy

Claudia A. Holz*	Trustee	March 11, 2020
Claudia A. Holz

Douglas A. Lindgren*	Trustee	March 11, 2020
Douglas A. Lindgren

Barbara J. McKenna*	Trustee	March 11, 2020
Barbara J. McKenna

R. Gerald Turner*	Trustee	March 11, 2020
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document